Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Oct. 03, 2025	Dec. 31, 2024
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		1,250,000
Common stock, shares issued			37,517
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,250,000	1,250,000		1,250,000
Preferred stock, shares issued	111	111		111
Preferred stock, shares outstanding	111	111		111
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	35,000	35,000		35,000
Preferred stock, shares issued	30,808	30,808		0
Preferred stock, shares outstanding	30,808	30,808		0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000		130,000,000
Common stock, shares issued	4,505,485	4,281,523		2,783,666
Common stock, shares outstanding	4,505,485	4,281,523		2,783,666